Provisions (Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Provisions [Line Items]
Balance at the beginning of the year	$ 271
Provisions recorded during the period	27	[1]
Provisions reversed during the period	(9)
Payments during the period	(17)
Translation differences	(6)
Balance at the end of the year	266
Restoration's site and equipment's dismantling [Member]
Provisions [Line Items]
Balance at the beginning of the year	194
Provisions recorded during the period	25	[1]
Provisions reversed during the period	(3)
Payments during the period	(6)
Translation differences	(5)
Balance at the end of the year	205
Legal claims [Member]
Provisions [Line Items]
Balance at the beginning of the year	28
Provisions recorded during the period	2	[1]
Provisions reversed during the period	0
Payments during the period	(11)
Translation differences	(1)
Balance at the end of the year	18
Other [Member]
Provisions [Line Items]
Balance at the beginning of the year	49
Provisions recorded during the period	0	[1]
Provisions reversed during the period	(6)
Payments during the period	0
Translation differences	0
Balance at the end of the year	$ 43

[1]	For additional information, see Note 20.